Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital and Reserves [Abstract]
Schedule of Composition of Share Capital	Composition of share capital
	December 31
	2025		2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares, par value NIS 0.01 each (*)	500,000,000,000	10,255,904,346	1,000,000,000	415,103,076

(*)	On August 18, 2025, at the adjourned Annual General Meeting, the Company’s shareholders approved, among others, to increase the Company’s registered share capital to 500,000,000,000 ordinary shares, and the authorization of the board of directors to effect a reverse share split of the Company’s issued and outstanding ordinary Shares, at a ratio ranging from 1:50 to 1:200, to be determined at the Board’s discretion at any time within 12 months from the date of the Meeting. However, as of the date of approval of the financial statements for issuance no decision to perform reverse share split was received by the board of directors.

Schedule of Changes in the Issued and Outstanding Capital	Changes in the issued and outstanding share capital
	2025	2024	2023
Balance as of January 1	415,103,076	69,579,231	27,780,896

Issuance of ADSs as commitment shares for receiving an equity line	-	-	340,760
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - SEPA	-	17,375,000	21,530,865
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - New SEPA	6,741,784,800	240,390,000	-
Repayment of Promissory Notes through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line- SEPA	-	-	11,503,375
Repayment of Promissory Notes through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - New SEPA	2,417,340,000	74,793,290	-
Repayment of Promissory Notes through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - SEPA III	486,000,000	-	-
Issuance of ADSs through public offering transaction as part of shelf prospectus (4)	195,428,970	12,555,555	8,333,335
Exercise of restricted share units into ordinary shares (6)	247,500	360,000	90,000
Issuance of ADSs to a supplier	-	50,000	-
Balance as of December 31	10,255,904,346	415,103,076	69,579,231

Schedule of Initial Recognition Date Gross Proceeds Received

At the initial recognition date the gross proceeds of the US IPO received was allocated to identified components as follows:

Fair value at Closing Date

Derivative warrant liability (*)	3,947
Pre-funded warrant and ADSs	39,494
Total gross consideration	43,441

(*)	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which was an average quoted market trading price in the first four business days following the Closing Date.

Schedule of Reconciliation of the Fair Value of Derivative Warrant Liability

The following tabular presentation reflects the reconciliation of the fair value of derivative warrant liabilities during the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024	2023

Opening balance	-	274	1,151
Recognition of fair value of warrants issued at effective date of the securities purchase agreements	3,557	-	-
Revaluation of derivative warrant liability exercisable for ADSs (see Note 16B below) (*)	(3,557)	(274)	(877)
Closing balance	-	-	274

(*)	Due to lack of trading activity of the Warrant, as of December 31, 2025 and 2024, the management estimated the fair value of the Warrant by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 3.64%; expected volatility of 87.26%, exercise period and exercise price based on stated terms and ordinary share price of NIS 0.001 which represents the quoted market price.

Schedule of Initial Date Net Proceeds Received

Pursuant to the above, at the initial date the net proceeds received were allocated to identified components as follows:

Fair value at Closing Date

Put Options (*)	-
First Promissory Note (**)	7,083
Commitment Shares	87
Total net consideration	7,170

(*)	Management by using the assistance of third-party appraiser has determined that the fair value of the Put Options is zero as the exercise price of the Put Options is out of money at any exercise date.

(**)	The fair value of the First Promissory Note was based on rating model using a discount rate of 17.51% which represented the Company’s applicable rate of risk, as determined by management using the assistance of third-party appraiser.

Schedule of Presentation Reflects Reconciliation of Carrying Amount

The following table represent the transactions in the Promissory Notes in the years ended December 31, 2025 and 2024:

	Year ended December 31,	Year ended December 31,
	2025	2024
Opening balance	6,336	7,139
Net amount received from the Third Promissory Note	-	6,903
Repayment of Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(6,775)	(12,581)
Recognition of discount, interest expenses related to the First, Second and Fourth Promissory Notes (see Note 16A below)	219	439
Recognition of interest and revaluation expenses related to the Third Promissory Note (see Note 16A below)	376	889
Recognition of interest and revaluation expenses related to the Fifth Promissory Note (see Note 16A below)	127
Net amount received from the Fourth Promissory Note	-	3,629
Net amount received from the Fifth Promissory Note	4,650
Repayment of Promissory Notes and accrued interest	(195)
Income from exchange rate differentials	(254)	(82)
Closing balance	4,484	6,336